Lines of Credit and Debt (Schedule of Interest Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 20,451	$ 19,955	$ 15,392
Cash convertible notes
Debt Instrument [Line Items]
Coupon interest	4,238	4,238
Amortization of original issuance discount	17,503	16,935
Amortization of debt issuance costs	2,279	2,220
Total interest expense related to the Cash Convertible Notes	$ 24,020	$ 23,393